Capital stock - Voting Common Shares (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Capital stock
Issued capital	$ 67,144,672	$ 42,029,957	$ 38,339,064
Common shares
Capital stock
Issued capital	$ 67,116,420	$ 42,001,705
Shares outstanding	4,907,137	16,350	8,282	6,237
Pre-funded warrants
Capital stock
Issued capital	$ 28,252	$ 28,252
Shares outstanding	48	48